Variable Interest Entities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years
VIEs contribution on net revenue	68.40%	74.10%	66.40%
VIEs account on total assets	31.90%	26.30%
VIEs account on total liabilities	40.80%	37.00%
Shanghai MengxiangHulian Digital Technology Co., Ltd. ("MengxiangHulian")
Variable Interest Entity [Line Items]
Investments under equity method, Percentage	20.00%	20.00%